Filed Pursuant to Rule 485(a)
     As filed with the Securities and Exchange Commission on March 15, 1999

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----
         Pre-Effective Amendment No.                 (     )
                                      -----           -----

         Post-Effective Amendment No.  50            (  X  )
                                      -----           -----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X )


         Amendment No.  52                           (  X  )
                       -----                          -----


                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of                                 Copies to:
-------------------                                 ---------
Agent for Service:
-----------------
Karl J. Ege                                         Philip H. Newman, Esq.
Secretary and General Counsel                       Goodwin, Procter & Hoar
Frank Russell Investment Management Company         Exchange Place
909 A Street                                        Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:
        (__) immediately upon filing pursuant to paragraph (b)
        (__) on (_____________) pursuant to paragraph (b)
        (__) 60 days after filing pursuant to paragraph (a)
        (__) on (date) pursuant to paragraph (a)(1)
        (_X_) 75 days after filing pursuant to paragraph (a)(2)
        (__) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

        (__) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet

                      PART A ITEM NUMBER AND CAPTION                             PROSPECTUS CAPTION
1.            Front and Back Cover Pages                       Front and Back Cover Pages

2.            Risk/Return Summary: Investments, Risks and      Investment Stretagies and Principal Risks; Additional
              Performance                                      Information about the Fund's Investment Strategies
                                                               and Risks

3.            Risk/Return Summary:  Fee Table                  Fund Operating Expenses

4.            Investment Objectives, Principal Strategies,     Investment Objectives, Principal Strategies, and
              and Related Risks                                Related Risks
              (a)                                              Fundamental Investment Objective; Non-Fundamental
                                                               Investment Objective

              (b)                                              Investment Objectives, Principal Strategies, and
                                                               Related Risks; Portfolio Turnover

              (c)                                              Risk Factors

5.            Management's Discussion of Fund Performance      None

6.            Management, Organization and Capital Structure   Management of the Fund
              (a)(1), (2)                                      Advisor

              (a)(3)                                           Not Applicable

              (b)                                              Not Applicable

7.            Shareholder Information

              (a)                                              Pricing of Fund Shares

              (b)                                              Purchase of Fund Shares

              (c)                                              Redemption of Fund Shares

              (d)                                              Dividends and Distributions

              (e)                                              Taxes

              (f)                                              Not Applicable

8.            Distribution Arrangements

              (a)                                              Fund Operating Expenses

              (b)                                              Fund Operating Expenses

              (c)                                              Not Applicable

9.            Financial Highlights Information                 None

                      PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.           Cover Page and Table of Contents                 Cover Page and Table of Contents

11.           Fund History                                     Fund History

12.           Description of the Fund and Its Investments      Description of the Fund and Its Investments and Risks
              and Risks
              (a)                                              Description of the Fund and Its Investments and Risks

              (b)                                              Investment Strategies; Certain Risk Factors

              (c)                                              Investment Restrictions

              (d)                                              Temporary Defensive Position

              (e)                                              Portfolio Turnover

13.           Management of the Fund

              (a), (b), (c)                                    Trustees and Officers

              (d)                                              Compensation

              (e)                                              Not Applicable

14.           Control Persons and Principal Holders of         Control Persons and Principal Shareholders
              Securities
              (a), (b), (c)                                    Control Persons and Principal Shareholders

15.           Investment Advisory and Other Services           Investment Advisory and Other Services

              (a)                                              Advisor

              (b)                                              Distributor

              (c), (d)                                         Distribution Plan and Shareholder Servicing
                                                               Arrangements

              (e)                                              Not Applicable

              (f)                                              Not Applicable

              (g)                                              Distribution Plan and Shareholder Servicing
                                                               Arrangements--Distribution Plan

              (h)                                              Administrator; Transfer Agent and Custodian;
                                                               Independent Public Accountants

16.           Brokerage Allocation and Other Policies          Brokerage Practices
              (a), (b), (c)                                    Brokerage Practices
              (d)                                              Not Applicable

              (e)                                              Brokerage Practices

17            Capital Stock and Other Securities               Capitalization and Voting
              (a)                                              Capitalization and Voting

              (b)                                              Not Applicable

18.           Purchase, Redemption and Pricing of Shares
              (a)                                              Purchase of Fund Shares (Prospectus)

              (b)                                              Not Applicable

              (c)                                              Pricing of Fund Shares

              (d)                                              Not Applicable

19            Taxation of the Fund                             Taxes

20.           Underwriters
              (a)                                              Distributor

              (b), (c)                                         Not Applicable

21.           Calculation of Performance Data                  Yield and Total Return Quotations

22.           Financial Statements                             Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                   SSgA FUNDS

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

         Cover Sheet

         Form N-1A Cross Reference Sheet

         Part A - Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

         Signature Page

         Exhibits

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                                 IAM SHARES FUND




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The IAM SHARES Fund seeks to achieve its investment objective of maximizing the Fund's total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions ("IAM companies").




                     PROSPECTUS DATED _______________, 1999


                      SUBJECT TO COMPLETION ON MAY 28, 1999

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS.................................................3

  NON-FUNDAMENTAL INVESTMENT OBJECTIVE....................................................3
  PRINCIPAL INVESTMENT STRATEGIES.........................................................3
  PRINCIPAL RISKS OF INVESTING IN THE FUND................................................3

FEES AND EXPENSES OF THE FUND.............................................................4

MANAGEMENT OF THE FUND....................................................................6

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS.......6

SHAREHOLDER INFORMATION...................................................................7

  PURCHASE OF FUND SHARES.................................................................7
  REDEMPTION OF FUND SHARES...............................................................9
  DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS...........................11
  PRICING OF FUND SHARES.................................................................11
  DIVIDENDS AND DISTRIBUTIONS............................................................12
  TAXES..................................................................................12

ADDITIONAL INFORMATION ABOUT THE FUND....................................................13

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Non-Fundamental Investment Objective


The Fund's investment objective is to maximize total return by investing primarily in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions ("IAM companies"). This objective may be changed by the Fund's Trustees without shareholder approval.


Principal Investment Strategies

The purpose of the IAM SHARES Fund is to provide an investment vehicle where the majority of holdings are securities of IAM companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of IAM companies. These companies are diverse both geographically and by industry. The portfolio manager will rebalance the fund frequently in order to maintain its relative exposure to IAM companies, as well as to account for any changes to the universe of IAM companies. While the Fund seeks a high correlation with the S&P 500 Index(R) returns, the Fund will not be fully replicating the S&P 500 Index, therefore, the Fund's returns will likely vary from the index's returns.

The Fund's investment strategy is driven by a quantitative investment process that manages portfolio exposure to fundamental attributes in a multifactor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios.

In addition to the policies noted above, the Fund may also invest in obligations of foreign issuers which are US dollar denominated, American Depository Receipts
(ADRs) that may have collective bargaining agreements with the IAM or affiliated unions, corporate bonds, investment-grade bonds, debentures, notes and warrants. Investment in each of these instruments will not exceed 5% of the Fund's total assets, under normal market conditions.

Principal Risks of Investing in the Fund


The principal risks of investing in the Fund are those risks generally associated with investing in common stocks, including the possibility that the Fund will fluctuate in value significantly over time. Because the Fund invests primarily in IAM companies, the Fund may be subject to the additional risks that arise from concentrating in a particular sector. The Fund's emphasis on large-cap stocks makes the Fund susceptible to the business risks of larger companies, which usually cannot change as quickly as smaller companies in response to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods. Finally, the success of the Fund's principal investment strategy depends on the Adviser's skill in designing and using its proprietary analytical model as a tool for selecting undervalued stocks.

Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the Fund will achieve its objective. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

                          FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed on Purchases                  None

    Maximum Deferred Sales Charge (Load)                              None

    Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends or Other Distributions                                None

    Redemption Fee                                                    None

    Exchange Fee                                                      None

    Maximum Account Fee                                               None


Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

    (as a percentage of average daily net assets)
    Advisory Fee                                                      .25%
    Distribution and Service (12b-1) Fees(1)                          .12
    Total Other Expenses                                              .28
                                                                      ----
    Total Annual Fund Operating Expenses(2)                           .65%
                                                                      ====


--------
(1) The ratio includes .09% for 12b-1 Distribution and .025% for 12b-1 Shareholder Servicing Fees
(2) The Advisor has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis.

Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      1 year            3 years

       $66               $207


The expense information in the table has been restated to reflect current fees.

Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                             MANAGEMENT OF THE FUND

Investment Advisor. State Street Bank and Trust Company ("State Street" or "Advisor"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the investment advisor for the Fund and directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays State Street an advisory fee, calculated daily and paid monthly, of 0.25% of the average daily net asset value of the Fund.

State Street is one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds. State Street Global Advisors ("SSgA") is the investment management business of State Street, a 200-year old pioneer and leader in the world of financial services. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $441 billion under management as of September 1, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Mr. Michael J. Feehily, Principal of SSgA, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Feehily joined State Street Corporation in August 1992 in the Global Operations area before moving to the Performance & Analytics group. He helped to develop and work with a proprietary application which is used to analyze venture capital, real estate, and other private investments.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Futures Contracts. A futures contract is an agreement to buy or sell something at some point in the future. There are certain investment risks in using futures contracts. Such risks may include: (1) the inability to close out a futures contract caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index.

Purchase of Other Investment Company Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies.

Securities Lending. The Fund may lend portfolio securities with a value of up to 33-1/3% of each of its total assets. For these purposes, total assets include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote proxies on the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Stock Index Futures. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a `good faith' deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

American Depository Receipts (ADRs). The Fund may invest in securities of foreign issuers in the form of ADRs, and similar instruments, or other securities convertible into securities of eligible issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Temporary Defensive Strategies. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political and other conditions. The effect of taking temporary defensive position is that the Fund may not achieve its objective.

Optimization Model and Risk. The Fund will utilize an optimization model to implement its investment strategy. Under normal market conditions, the Fund will remain fully exposed to the equity markets at all times. As the equity market rises or declines, the Fund is expected to do likewise. Therefore, there is the risk that investing in the Fund could result in a loss of capital.

                             SHAREHOLDER INFORMATION

Purchase of Fund Shares

Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $10,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $10,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $10,000 minimum. Failure to bring the account balance to $10,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. If you are purchasing Fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Offering Dates and Times. Fund shares may be purchased on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement with the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. You must include the Fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


         Regular Mail:                  Registered, Express or Certified Mail:

         SSgA Funds                     SSgA Funds

         P.O. Box 8317                  2 Heritage Drive
         Boston, MA  02266-8317         North Quincy, MA  02171

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

Telephone Exchange Privilege. You may exchange a minimum of $100 of your shares for shares of any other SSgA Fund, as long as the minimum investment requirement is met. The Fund offers this service without charge. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If you purchased shares of the Fund by check, the shares must have been present in your account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss. Please contact your tax advisor.

Federal Funds Wire. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.   Instructing the wiring bank to wire federal funds to:
         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA  02110
         ABA #0110-0002-8
         DDA #9904-631-0
         SSgA (Name of Fund) Fund(s)
         Account Number and Registration
         Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, you may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by completing the appropriate section of the Application and attaching a voided personal check. You may make subsequent investments monthly, quarterly or annually by deducting $100 or more from your bank checking account. You may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. You can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the minimum initial investment per Fund has been satisfied.

Third Party Transactions. If you are purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

In-Kind Exchange of Securities. State Street may, at its discretion, permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the Fund;

2.   They must have a readily ascertainable market value;

3.   They must be liquid;

4.   They must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $10 million.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

Redemption of Fund Shares

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to your address of record. Upon request, redemption proceeds will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. If you purchased Fund shares by check or an automatic investment program ("AIP") and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the Fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

Redemption requests must be received prior to 4 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4 p.m. Eastern time may transmit the request to the Transfer Agent by 9 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder, pursuant to a duly executed Shareholder Servicing Agreement with the Distributor.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4 p.m. Eastern time will be sent the same day according to pre-designated instructions.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to your pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

Systematic Withdrawal Plan by Check. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. You may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $10,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, you should consider using the mail redemption procedure described below.

Mail. In certain circumstances, you will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). You may need to include additional items with the request, as shown in the table below. You may need to include a signature guarantee, which protects you against fraudulent orders. A signature guarantee will be required if:

1.   Your address of record has changed within the past 60 days;

2.   You are redeeming more than $50,000 worth of shares; or

3. You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.   A broker or securities dealer, registered with a domestic stock exchange;

2.   A federal savings, cooperative or other type of bank;

3.   A savings and loan or other thrift institution;

4.   A credit union; or

5.   A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

          ------------------------------ ------------------------------------------------------------

          Seller                           Requirements for Written Requests

          ------------------------------ ------------------------------------------------------------

          Owner of individual, joint,      o  Letter of instruction, signed by all persons
          sole proprietorship,                authorized to sign for the account stating general
          UGMA/UTMA (custodial                titles/capacity, exactly as the account is
          accounts for minors) or             registered; and
          general partner accounts
                                           o  Signature guarantee, if applicable (see above).

          ------------------------------ ------------------------------------------------------------

          Owners of corporate or           o  Letter of instruction signed by authorized
          association accounts                person(s), stating capacity as indicated by the
                                              corporate resolution;

                                           o  Corporate resolution, certified within the past
                                              90 days; and

                                           o  Signature guarantee, if applicable (see above).

          ------------------------------ ------------------------------------------------------------

          Owners or trustees of trust      o  Letter of instruction, signed by all trustees;
          accounts
                                           o  If the trustees are not named in the
                                              registration, please provide a copy of the trust
                                              document certified within the past 60 days; and

                                           o  Signature guarantee, if applicable (see above).

          ------------------------------ ------------------------------------------------------------

          Joint tenancy shareholders       o  Letter of instruction signed by surviving
          whose co-tenants are deceased       tenant(s);

                                           o  Certified copy of the death certificate; and


                                      -10-


                                           o  Signature guarantee, if applicable (see above).

          ------------------------------ ------------------------------------------------------------


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

Distribution Services and Shareholder Servicing Arrangements

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution and other fees for the sale and distribution of Fund shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the Fund to service organizations providing shareholder services to the Fund, are not permitted by the Plan to exceed .25% of the Funds average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect.

Service organizations providing shareholder services to the Fund will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

Pricing of Fund Shares

The Fund determines the price per share once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). The price is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

The Fund values portfolio securities at market value. The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.

Dividends and Distributions

The Board of Trustees intends to declare and pay dividends on shares of the Fund quarterly from net investment income. Distributions will be made at least annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") by the payable date.

Taxes

Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

The Fund's distributions, whether received as cash or reinvested in additional shares of the Fund, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the Fund with your tax advisor.

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                              SSgA Yield Plus Fund

                             SSgA Intermediate Fund

                              SSgA Bond Market Fund

                            SSgA High Yield Bond Fund

                           SSgA Growth and Income Fund

                             SSgA S&P 500 Index Fund

                             SSgA Matrix Equity Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                            SSgA Special Equity Fund

                          SSgA Real Estate Equity Fund

                           SSgA Aggressive Equity Fund

                           SSgA Emerging Markets Fund

                         SSgA Active International Fund

                  SSgA International Growth Opportunities Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                              SSgA IAM SHARES Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND

A Statement of Additional Information includes additional information about the Fund. The Statement of Additional Information is incorporated into this Prospectus by reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

The Statement of Additional Information and the Fund's annual and semi-annual reports are available, without charge, upon request. To request a Statement of Additional Information, the Fund's annual or semi-annual report, other information about the Fund or to make any shareholder inquiry, please contact the Fund at:

                         Russell Fund Distributors, Inc.
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

You also can review and copy information about the Fund, including the Statement of Additional Information, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling (800) SEC-0330. Copies also may be obtained, upon payment of a duplicating fee, by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009. The SEC also maintains a website (www.sec.gov) that contains the Statement of Additional Information and other information about the Fund. You may also access the SSgA Funds' website at www.ssgafunds.com.



SSgA Funds' Investment Company Act File No.  811-5430

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                                 IAM SHARES FUND

                              _______________, 1999

This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the SSgA IAM SHARES Fund as contained in the prospectus dated ______________, 1999. You may obtain a copy of the prospectus by calling (800) 647-7327.

                                TABLE OF CONTENTS

FUND HISTORY...................................................................3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...............................3

  INVESTMENT STRATEGIES........................................................3
  HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES.........................5
  CERTAIN RISK FACTORS.........................................................6
  INVESTMENT RESTRICTIONS......................................................6
  TEMPORARY DEFENSIVE POSITION.................................................7
  PORTFOLIO TURNOVER...........................................................7

MANAGEMENT OF THE FUND.........................................................7

  BOARD OF TRUSTEES AND OFFICERS...............................................7
  COMPENSATION.................................................................8
  CONTROLLING AND PRINCIPAL SHAREHOLDERS......................................10

INVESTMENT ADVISORY AND OTHER SERVICES........................................10

  ADVISOR.....................................................................10
  ADMINISTRATOR...............................................................10
  CUSTODIAN AND TRANSFER AGENT................................................11
  DISTRIBUTOR.................................................................11
  DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS....................11
  INDEPENDENT ACCOUNTANTS.....................................................12

BROKERAGE PRACTICES...........................................................12

PRICING OF FUND SHARES........................................................13

TAXES.........................................................................14

CALCULATION OF PERFORMANCE DATA...............................................14

ADDITIONAL INFORMATION........................................................15

  SHAREHOLDER MEETINGS........................................................15
  CAPITALIZATION AND VOTING...................................................15
  FEDERAL LAW AFFECTING STATE STREET..........................................15

FINANCIAL STATEMENTS..........................................................16

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. The SSgA Funds was formerly known as The Seven Seas Series Fund. The name change took effect on December 27, 1996.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. The SSgA Funds are diversified, in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES

The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, the Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Illiquid Securities. The Fund will not invest more than 5% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), the Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index financial futures.. The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund is also authorized to engage in futures transactions on US and foreign exchanges. In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

CERTAIN RISK FACTORS

Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls, and currency fluctuations during the settlement period.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and may be changed only with the approval of a majority of the shareholders of the fund. Restrictions 12 through 15 are nonfundamental and may be changed by the fund with the approval of the fund's board of trustees but without shareholder consent. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may (i) lend cash to any registered investment company or portfolio series for which the Fund's Advisor serves as advisor or subadvisor to the extent permitted by the 1940 Act or any rule or order issued thereunder and (ii) lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the Investment Company Act of 1940 (1940 Act).

10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

15. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

For defensive purposes, the Fund may invest temporarily in short term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. When using this strategy, the weighted average maturity of securities held by the Fund will decline, which will possibly cause its yield to decline as well. This strategy may be inconsistent with the Fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the Fund not achieving its investment objective.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 80%. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

The following lists the SSgA Funds' trustees and officers, their positions with the SSgA Funds, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with the SSgA Funds. The mailing address for all affiliated trustees and officers is: SSgA Funds, 909 A Street, Tacoma, WA 98402.

Lynn L. Anderson(1), Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Chairman of the Board and Chief Executive Officer, Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Director, President and Chief Executive Officer, Frank Russell Trust Company. Trustee, President and Chief Executive Officer, Frank Russell Investment Company and Russell Insurance Funds; Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited, Frank Russell Investment Company plc; Frank Russell Institutional Funds plc, Frank Russell Qualifying Investor Fund, and Frank Russell Investments (Cayman) Ltd.

William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

Steven J. Mastrovich(1), Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, 55 Ferncroft Road, Danvers, MA 01923. Partner, Riley, Burke & Donahue, L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company, Russell Fiduciary Services Company, and Frank Russell Investments (Delaware), Inc.; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal Accounting Officer. Born 11/26/63. Manager - Funds Administration, Accounting and Taxes, Frank Russell Investment Management Company; Interim Director of Finance and Operations, Frank Russell Trust Company; Assistant Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Insurance Funds.

Rick J. Chase, Assistant Secretary. Born 04/09/65. Manager, Fund Administration, Frank Russell Investment Management Company; Assistant Treasurer, Frank Russell Investment Company and Russell Insurance Funds.

Deedra S. Walkey, Assistant Secretary. Born 7/1/64. Associate General Counsel and Assistant Secretary, Frank Russell Company, Frank Russell Investment Management Company, Russell Fiduciary Services Company, Frank Russell Trust Company, Frank Russell Investment Company, Russell Insurance Funds, and Russell Insurance Agency.

Carla L. Anderson, Assistant Secretary. Born 12/26/64. Paralegal and Assistant Secretary, Frank Russell Company, Frank Russell Investment Management Company, Russell Fiduciary Services Company, Frank Russell Securities, Inc., Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell International Services Company Inc., Russell Building Management Company, Inc., and A Street Investment Associates, Inc.

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, State Street Bank and Trust Company or their affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of


--------
(1) "Interested Person" of the Investment Company, as defined in the 1940 Act.

their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers and employees are compensated by the Administrator or its affiliates.

          -------------------------- -------------------------------

          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year

          -------------------------- -------------------------------
           Lynn L. Anderson                          $0
          -------------------------- -------------------------------
           William L. Marshall                  $55,500
          -------------------------- -------------------------------
           Steven J. Mastrovich                 $55,500
          -------------------------- -------------------------------
           Patrick J. Riley                     $55,500
          -------------------------- -------------------------------
           Richard D. Shirk                     $55,500
          -------------------------- -------------------------------
           Bruce D. Taber                       $55,500
          -------------------------- -------------------------------
           Henry W. Todd                        $55,500
          -------------------------- -------------------------------

          ----------------------------------------- ---------------------------------------

          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation (Including Out of Pocket
                                                    Expenses) Attributable to Portfolio
                                                    For the Fiscal Year Ending August 31,
                                                    1998

          ----------------------------------------- ---------------------------------------
           Money Market Fund                                     $141,247
          ----------------------------------------- ---------------------------------------
           US Government Money Market                              26,375
          ----------------------------------------- ---------------------------------------
           Matrix Equity                                           19,405
          ----------------------------------------- ---------------------------------------
           S&P 500 Index                                           40,384
          ----------------------------------------- ---------------------------------------
           Small Cap                                               10,062
          ----------------------------------------- ---------------------------------------
           Yield Plus                                              19,075
          ----------------------------------------- ---------------------------------------
           Bond Market                                              3,995
          ----------------------------------------- ---------------------------------------
           Emerging Markets                                         8,119
          ----------------------------------------- ---------------------------------------
           US Treasury Money Market                                30,263
          ----------------------------------------- ---------------------------------------
           Growth & Income                                          2,928
          ----------------------------------------- ---------------------------------------
           Intermediate                                             1,986
          ----------------------------------------- ---------------------------------------
           Prime Money Market                                      51,054
          ----------------------------------------- ---------------------------------------
           Tax Free Money Market                                    6,463
          ----------------------------------------- ---------------------------------------
           Active International                                     3,338
          ----------------------------------------- ---------------------------------------
           International Growth Opportunities1                         62
          ----------------------------------------- ---------------------------------------
           Real Estate Equity(1)                                       82
          ----------------------------------------- ---------------------------------------
           High Yield Bond(1)                                          67
          ----------------------------------------- ---------------------------------------
           Special Equity(1)                                           78
          ----------------------------------------- ---------------------------------------
           Aggressive Equity(1)                                         0
          ----------------------------------------- ---------------------------------------


--------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of [Date no more than 30 from final effective date], 1999, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

The Trustees and officers of the SSgA Funds, as a group, own less than 1% of the Investment Company's voting securities.

Frank Russell Investment Management Company will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.


                     INVESTMENT ADVISORY AND OTHER SERVICES


ADVISOR

State Street Bank and Trust Company serves as the SSgA Funds' Investment Advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110. State Street also serves as the Investment Company's Custodian and Transfer Agent (see below).

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by the Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to the Advisor at the rate stated in the Fund's prospectus.

State Street's Code of Ethics. Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

ADMINISTRATOR

Frank Russell Investment Management Company serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated April 12, 1988.

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay the Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million -- .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The Administrator's Code of Ethics. Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

CUSTODIAN AND TRANSFER AGENT

State Street serves as the Custodian and Transfer Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

DISTRIBUTOR

Russell Fund Distributors, Inc. serves as the Distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of the Administrator. The Distributor's mailing address is One International Place, Boston, MA 02110.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution Plan.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

Distribution and Shareholder Servicing. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


                               BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each Fund by the Advisor. The Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and the Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). The Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion.

The Trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by the Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.

The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.

                             PRICING OF FUND SHARES

The Fund determines the price per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities. Some international securities trade on days that the Fund is not open for business. As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a Fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                         CALCULATION OF PERFORMANCE DATA

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


           P(1+T)n = ERV

           where:  P =          a hypothetical initial payment of $1,000

                   T =          average annual total return

                   n =          number of years

                   ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the Fund. Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations. SSgA Fund shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If the Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


                              FINANCIAL STATEMENTS

Unaudited financial statements, including notes to the financial statements and financial highlights, will be available within four to six months from the later of the date of this Statement of Additional Information or the date on which the Fund first accept a subscription from an unaffiliated shareholder. Audited financial statements will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                            PART C: OTHER INFORMATION
Item 23.       Exhibits
               --------

                                                                                  INCORPORATED BY REFERENCE
                                   NAME OF EXHIBIT                                    OR EXHIBIT NUMBER
1.            First Amended and Restated
              Master Trust Agreement                                     Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                      Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                      Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                      Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                      Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                      Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                      Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                      Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                      Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                      Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                     Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                     Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                     Exhibit 1(l)

2.            Bylaws                                                     Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders            None

4(a)          Investment Advisory Agreement                              Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond     Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money       Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income       Post-Effective Amendment #35 (12/29/95)
              and Intermediate Funds within the Investment Advisory
              Agreement
(e)           Letter agreement incorporating the Emerging markets Fund   Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market   Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active       Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions          Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,           Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive         Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES         To be filed by amendment
              Fund within the Investment Advisory Agreement
5.            Distribution Agreements
(a)           Distribution Agreement (Class A Shares)                    Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond     Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money       Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement
(a)(iii)      Letter agreement incorporating the Growth and Income       Post-Effective Amendment #35 (12/29/95)


                                        1


              and Intermediate Funds within the Distribution
              Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and    Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the   Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution
              Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active       Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions          Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,      Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive         Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund    To be filed by amendment
              within the Distribution Agreement
(b)           Distribution Agreement (regarding Class B Shares of the    Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the   To be filed by amendment
              Tax Free Money Market Fund within the Distribution
              Agreement
(c)           Distribution Agreement (regarding Class C Shares of the    Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the   To be filed by amendment
              Tax Free Money Market Fund within the Distribution
              Agreement

6.            Bonus, profit sharing, or pension plans                    To be filed by amendment

7(a)          Custodian Contract                                         Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond     Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money       Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the
              Custodian Contract
(d)           Letter agreement incorporating the Growth and Income       Post-Effective Amendment #35 (12/29/95)
              and Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and    Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian        Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market   Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active       Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions          Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into


                                        2


              the Custodian Contract
(k)           Letter agreement incorporating the Aggressive Equity       Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into    To be filed by amendment
              the Custodian Contract
8(a)(i)       Transfer Agency and Service Agreement                      Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond     Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money       Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and   Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and
              Service Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and    Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market   Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active       Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions          Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity       Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund         To be filed by amendment
              within the Transfer Agency and Service Agreement
(b)(i)        Administration Agreement                                   Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond     Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money       Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and   Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and    Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market   Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active       Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions          Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between    Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

(b)(x)        Letter agreement incorporating the Special,                Post-Effective Amendment #45  (4/28/98)
              International


                                        3


              Growth Opportunities and High Yield Bond Funds within
              the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity       Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund         To be filed by amendment
              within the Administration Agreement
9.            Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund        Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money      Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P       Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond      Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money        Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and    Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and     Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The     Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The     Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund  Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and   Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth              Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                     Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                            To be filed by amendment

10.           Other Opinions:  Consent of Independent Accountants        None

11.           Financial Statements Omitted from Item 22                  None

12.           Initial Capital Agreements

(a)           The Seven Seas Series Money Market Fund                    Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund      Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,        Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds     Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and         Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate   Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money     Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money        Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund           Post-Effective Amendment #42 (12/24/97)


                                        4


              (Class A, B and C Shares)
(j)           The Seven Seas Series Active International Fund            Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and        Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and       Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                       To be filed by amendment

13.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,        Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the     Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the         Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM     To be filed by amendment
              SHARES Fund into the Plan
(b)           Plan of Distribution for the Money Market and US           Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the     To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US           Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the     To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA       Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA       Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA       Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services


                                        5


(d)(iii)      Shareholder Servicing Agreement, by and between SSgA       Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA       Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA       To be filed by amendment
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating    To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating    To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees
14.           Financial Data Schedule                                    Post-Effective Amendment No. 49 (12/29/98)
15.           Rule 18f-3 Plan                                            None


Item 24. Persons Controlled by or Under Common Control with Registrant
         None

Item 25. Indemnification

         Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

         The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of Investment Adviser.

         The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

                   NAME                          CAPACITY WITH ADVISOR              BUSINESS NAME AND ADDRESS*

Tenley E. Albright, MD                      Director                         Chairman, Western Resources, Inc.
                                                                             Two Commonwealth Avenue
                                                                             Boston, MA 02116-3134

Joseph A. Baute                             Director                         Former Chairman and CEO,
                                                                             Markem Corporation
                                                                             515 East Surry Road
                                                                             Surry, NH 03431

I. MacAlister Booth                         Director                         Retired Chairman, President and CEO,
                                                                             Polaroid Corporation
                                                                             P.O. Box 428 - 68 Barnes Hill Road
                                                                             Concord, MA 01742

Marshall N. Carter                          Chairman and CEO                 State Street Bank and Trust Company
                                                                             225 Franklin Street - P.O. Box 351
                                                                             Boston, MA 02110

James I. Cash, Jr.                          Director                         The James E. Robison Professor of
                                                                             Business Administration, Harvard


                                        7


                                                                             Business School (on sabbatical)
                                                                             c/o Stanford Graduate School of Business
                                                                             518 Memorial Way
                                                                             Stanford University
                                                                             Stanford, CA 94305-5015

Truman S. Casner                            Director                         Partner, Ropes & Gray
                                                                             One International Place - 37th Floor
                                                                             Boston, MA 02110

Nader F. Darehshori                         Director                         Chairman, President and CEO,
                                                                             Houghton Mifflin Company
                                                                             222 Berkeley - 5th Floor
                                                                             Boston, MA 02116-3764

Arthur L. Goldstein                         Director                         Chairman and CEO, Ionics, Inc.
                                                                             65 Grove Street
                                                                             P.O. Box 9131
                                                                             Watertown, MA 02272-9131

David P. Gruber                             Director                         President and CEO,
                                                                             Wyman-Gordon Company
                                                                             244 Worchester Street
                                                                             N. Grafton, MA 01536-8001

Charles F. Kaye                             Director                         President,
                                                                             Transportation Investments, Inc.
                                                                             101 Federal Street - Suite 1900
                                                                             Boston, MA 02110

John M. Kucharski                           Director                         Chairman and CEO, EG&G, Inc.
                                                                             45 William Street
                                                                             Wellesley, MA 02181

Charles R. LaMantia                         Director                         President and CEO,
                                                                             Arthur D. Little, Inc.
                                                                             25 Acorn Park
                                                                             Cambridge, MA 02140

David B. Perini                             Director                         Chairman and President,
                                                                             Perini Corporation
                                                                             73 Mt. Wayte Avenue
                                                                             Framingham, MA 01701

Dennis J. Picard                            Director                         Chairman and CEO,
                                                                             Raytheon Company
                                                                             141 Spring Street
                                                                             Lexington, MA 02173

Alfred Poe                                  Director                         Former President, Meal Enhancement
                                                                             Group, Campbell Soup Company
                                                                             Nine Hickory Drive
                                                                             Chester, NJ 07930

Bernard W. Reznicek                         Director                         President, Premier Group;
                                                                             Retired Chairman and CEO,
                                                                             Boston Edison Company
                                                                             1212 N. 96th Street


                                        8


                                                                             Omaha, NE 68114-2274

David A. Spina                              President and Chief Operating    State Street Corporation
                                            Officer                          225 Franklin Street - P.O. Box 351
                                                                             Boston, MA 02110

Diana Chapman Walsh                         Director                         President, Wellesley College
                                                                             106 Central Street
                                                                             Wellesley, MA 02181

Robert E. Weissman                          Director                         Chairman and CEO,
                                                                             Cognizant Corporation
                                                                             200 Nyala Farms Road
                                                                             Westport, CT 06880


Item 27. Principal Underwriters

      (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

      (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

   NAME AND PRINCIPAL BUSINESS
            ADDRESS*               POSITION AND OFFICES WITH UNDERWRITER       POSITION WITH REGISTRANT

Lynn L. Anderson                   Director and CEO                        Trustee, Chairman of the Board,
                                                                           and President

Carla L. Anderson                  Assistant Secretary                     Assistant Secretary

Karl J. Ege                        Secretary and General Counsel           None

J. David Griswold                  Associate General Counsel               Secretary
                                   and Assistant Secretary

Linda L. Gutmann                   Treasurer and Controller                None

Mary E. Hughs                      Assistant Secretary                     None

John C. James                      Assistant Secretary                     None

Randall P. Lert                    Director                                None

Gregory J. Lyons                   Assistant Secretary                     None

B. James Rohrbacher                Director, Compliance & Internal         Chief Compliance Officer
                                   Audit, Chief Compliance Officer

Eric A. Russell                    Director and President                  None


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

(c)      Not applicable.


Item 28. Location of Accounts and Records

      The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of March, 1999.


                                   By:      /s/ Lynn L. Anderson
                                            --------------------
                                            Lynn L. Anderson, President,
                                            Treasurer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on March 15, 1999.

             Signature                            Title

    /s/ Lynn L. Anderson                       Trustee, President, Treasurer and
    --------------------------                   Chairman of the Board
    Lynn L. Anderson

    /s/ Steven J. Mastrovich                   Trustee
    --------------------------
    Steven J. Mastrovich

    /s/ William L. Marshall                    Trustee
    --------------------------
    William L. Marshall

    /s/ Patrick J. Riley                       Trustee
    --------------------------
    Patrick J. Riley

    /s/ Richard D. Shirk                       Trustee
    --------------------------
    Richard D. Shirk

    /s/ Bruce D. Taber                         Trustee
    --------------------------
    Bruce D. Taber

    /s/ Henry W. Todd                          Trustee
    --------------------------
    Henry W. Todd

                                  EXHIBIT INDEX

                      NAME OF EXHIBIT                         EXHIBIT NUMBER
First Amended and Restated Master Trust Agreement, as         Exhibit 99.B.1(L)
amended, Amendment No. 12